united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/24

Item 1. Reports to Shareholders.

Affinity World Leaders Equity ETF

WLDR

April 30, 2024

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
19900 MacArthur Blvd., Suite 655
Newport Beach, CA 92612
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Affinity World Leaders Equity ETF
PORTFOLIO REVIEW (Unaudited)
April 30, 2024

Average Annual Total Return through April 30, 2024*, as compared to its benchmark:

	Six	1 Year	5 Year	Since Inception ****
	Month	Return	Return	through April 30, 2024
Affinity World Leaders Equity ETF - NAV	24.41%	23.47%	9.03%	6.11%
Affinity World Leaders Equity ETF - Market Price	26.02%	24.03%	9.11%	6.19%
MSCI World Index **	20.29%	18.39%	10.46%	8.60%
Thomson Reuters StarMine Affinity World Leaders Total Return Index ***	25.57%	25.60%	10.51%	7.43%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2025, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement was made. Without waiver and/or reimbursement the gross expenses and fees of the Fund are 1.11% per the most recent prospectus dated March 1, 2024. The expense limit in effect prior to its expiration on February 28, 2021 was 0.47%. The Fund’s adviser and Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”) have agreed that Affinity will reimburse all Fund expenses directly. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and MSCI World Index does not offer exposure to emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The Thomson Reuters StarMine Affinity World Leaders Total Return Index (“TRSAWL Index”) consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index consists of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. The Fund’s portfolio holdings may differ significantly from the securities held in the TRSAWL Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

****	As of the close of business on the day of commencement of trading January 16, 2018.

Portfolio Composition as of April 30, 2024:

Geographic Region	Percentage of Net Assets	Sector Classification	Percentage of Net Assets
United States	70.8%	Technology Hardware	10.0%
Japan	9.8%	Health Care Facilities & Services	6.7%
United Kingdom	4.0%	Banking	5.9%
Netherlands	2.5%	Retail - Discretionary	5.4%
Italy	2.3%	Biotech & Pharma	4.8%
Germany	1.9%	Oil & Gas Producers	4.5%
Spain	1.6%	Insurance	4.3%
France	1.3%	Software	4.3%
Canada	0.8%	Technology Services	4.3%
Denmark	0.7%	Semiconductors	4.0%
Other	3.5%	Other	45.0%
Other Assets in Excess of Liabilities	0.8%	Other Assets in Excess of Liabilities	0.8%
	100.0%		100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	Australia - 0.4%
121	Cochlear Ltd.	$25,481
3,503	Coles Group Ltd.	36,804
3,362	Fortescue Metals Group Ltd.	56,730
		119,015
	Bermuda - 0.5%
737	RenaissanceRe Holdings Ltd.	161,587

	Canada - 0.8%
74	Constellation Software, Inc.	190,504
743	Restaurant Brands International, Inc.	56,364
		246,868
	Denmark - 0.7%
8,000	Danske Bank A/S	231,224

	France - 1.3%
6,345	Engie S.A.	110,198
9,943	Orange S.A.	110,649
1,062	Publicis Groupe S.A.	117,729
691	Vinci S.A.	81,322
		419,898
	Germany - 1.9%
2,338	BASF S.E.	122,678
1,753	Bayerische Motoren Werke A.G.	191,710
2,901	Daimler Truck Holding A.G.	131,022
2,156	Fresenius S.E. & Company KGaA	64,372
3,284	Vonovia S.E.	95,281
		605,063
	Israel - 0.7%
16,191	Teva Pharmaceutical Industries Ltd. - ADR(a)	227,484

	Italy - 2.3%
7,103	Assicurazioni Generali SpA	173,632
73,335	Intesa Sanpaolo SpA	276,024

See accompanying notes to financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Italy - 2.3% (Continued)
7,065	UniCredit SpA	$260,790
		710,446
	Japan - 9.8%
8,668	Canon, Inc.	235,233
3,100	Central Japan Railway Company	71,096
18,868	Honda Motor Company Ltd.	216,781
11,400	Inpex Corporation	172,939
2,200	ITOCHU Corporation	99,543
23,200	Japan Post Bank Company Ltd.	235,881
7,348	Japan Tobacco, Inc.	197,780
6,668	JFE Holdings, Inc.	99,822
4,980	Komatsu Ltd.	150,146
3,706	Marubeni Corporation	66,360
1,834	Mitsui OSK Lines Ltd.	58,028
9,000	MS&AD Insurance Group Holdings, Inc.	162,439
5,248	Nippon Steel Corporation	117,830
2,557	Nippon Yusen KK	72,407
1,268	Nitto Denko Corporation	105,082
5,668	Otsuka Holdings Company Ltd.	242,300
2,000	SCREEN Holdings Co Ltd	210,383
7,700	Sompo Holdings, Inc.	152,328
8,900	Subaru Corporation	199,318
2,800	Sumitomo Corporation	73,767
14,600	Tokyo Electric Power Company Holdings, Inc.(a)	91,380
900	Toyota Tsusho Corporation	57,523
		3,088,366
	Liberia - 0.7%
1,602	Royal Caribbean Cruises Ltd.(a)	223,687

	Netherlands - 2.5%
1,895	AerCap Holdings N.V.(a)	160,109
1,260	EXOR N.V.	138,132
3,120	Koninklijke Ahold Delhaize N.V.	94,719
29,678	Koninklijke KPN N.V.	107,966

See accompanying notes to financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	Netherlands - 2.5% (Continued)
3,004	Koninklijke Philips N.V.(a)	$80,968
8,891	Stellantis N.V.	198,168
		780,062
	Norway - 0.6%
7,300	Equinor ASA	196,465

	Spain - 1.6%
47,841	CaixaBank S.A.	252,891
1,780	Industria de Diseno Textil S.A.	81,419
11,390	Repsol S.A.	179,033
		513,343
	Sweden - 0.5%
5,507	Volvo A.B., B Shares	141,628

	United Kingdom – 4.0%
7,027	3i Group plc	252,548
2,170	Coca-Cola Europacific Partners plc	156,283
12,961	GSK plc	270,969
8,543	Imperial Brands plc	195,205
533	InterContinental Hotels Group PLC	52,299
573	Next plc	64,501
29,082	Rolls-Royce Holdings plc(a)	150,129
26,955	Tesco PLC	99,806
		1,241,740
	United States - 70.8%
12,309	Albertsons Companies, Inc., Class A	251,104
1,059	Allstate Corporation (The)	180,094
4,369	Altria Group, Inc.	191,406
5,295	Applied Materials, Inc.	1,051,852
8,175	AppLovin Corporation, Class A(a)	576,910
270	AutoZone, Inc.(a)	798,228
5,520	Bank of New York Mellon Corporation (The)	311,825
927	Berkshire Hathaway, Inc., Class B(a)	367,769
2,822	Cardinal Health, Inc.	290,779

See accompanying notes to financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	United States - 70.8% (Continued)
5,274	Carrier Global Corporation	$324,298
987	Caterpillar, Inc.	330,221
1,090	Cencora, Inc.	260,565
3,624	Centene Corporation(a)	264,769
836	Cigna Group (The)	298,485
8,468	Cognizant Technology Solutions Corporation, Class A	556,178
11,646	Comcast Corporation, Class A	443,829
4,810	Core & Main, Inc.(a)	271,621
7,891	Dell Technologies, Inc., Class C	983,534
3,680	Delta Air Lines, Inc.	184,258
1,172	Diamondback Energy, Inc.	235,724
10,113	DocuSign, Inc.(a)	572,396
3,501	Eastman Chemical Company	330,634
11,722	eBay, Inc.	604,152
609	Elevance Health, Inc.	321,905
1,567	Entergy Corporation	167,152
3,007	Evergy, Inc.	157,717
1,293	Fiserv, Inc.(a)	197,402
11,656	Ford Motor Company	141,620
852	HCA Healthcare, Inc.	263,967
6,201	Healthpeak Properties, Inc.	115,401
6,279	Host Hotels & Resorts, Inc.	118,485
34,503	HP, Inc.	969,189
3,580	International Business Machines Corporation	594,996
3,046	JPMorgan Chase & Company	584,040
4,751	Kroger Company (The)	263,110
892	Lennar Corporation, Class A	135,245
1,172	Marathon Petroleum Corporation	212,976
618	McKesson Corporation	331,996
3,636	Merck & Company, Inc.	469,844
1,900	Meta Platforms, Inc., Class A	817,323
4,529	MGM Resorts International(a)	178,624
2,216	Molson Coors Beverage Company, Class B	126,888
9,465	NetApp, Inc.	967,418

See accompanying notes to financial statements.

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	United States - 70.8% (Continued)
4,304	Omnicom Group, Inc.	$399,583
2,601	PACCAR, Inc.	275,992
1,498	Phillips 66	214,529
1,204	PulteGroup, Inc.	134,150
845	Reinsurance Group of America, Inc.	158,007
266	Reliance, Inc.	75,736
8,160	Robinhood Markets, Inc.(a)	134,558
878	Simon Property Group, Inc.	123,385
9,514	SS&C Technologies Holdings, Inc.	588,821
664	Steel Dynamics, Inc.	86,399
7,230	Synchrony Financial	317,975
2,609	T Rowe Price Group, Inc.	285,868
1,072	Toll Brothers, Inc.	127,686
2,575	Tyson Foods, Inc., Class A	156,174
3,708	United Airlines Holdings, Inc.(a)	190,814
237	United Rentals, Inc.	158,314
1,354	Valero Energy Corporation	216,464
11,453	Verizon Communications, Inc.	452,279
25,825	Viatris, Inc.	298,795
4,208	VICI Properties, Inc.	120,138
2,181	Vistra Corporation	165,407
2,636	Williams-Sonoma, Inc.	755,952
		22,252,955

	TOTAL COMMON STOCKS (Cost $27,880,917)	31,159,830

	TOTAL INVESTMENTS - 99.1% (Cost $27,880,917)	$31,159,830
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	292,206
	NET ASSETS - 100.0%	$31,452,036

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2024

ASSETS
Investment securities:
At cost	$27,880,917
At fair value	$31,159,830
Cash	216,939
Foreign cash, (cost $9,055)	9,077
Dividends receivable	114,565
Prepaid expenses and other assets	5,760
TOTAL ASSETS	31,506,171

LIABILITIES
Investment advisory fees payable	1,524
Payable to related parties	20,640
Accrued expenses and other liabilities	31,971
TOTAL LIABILITIES	54,135
NET ASSETS	$31,452,036

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$27,150,137
Accumulated losses	4,301,899
NET ASSETS	$31,452,036

Net Asset Value Per Share:
Shares:
Net assets	$31,452,036
Shares of beneficial interest outstanding (a)	1,050,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$29.95

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2024

INVESTMENT INCOME
Dividends (net of $23,602 in foreign dividend tax withheld)	$349,422
TOTAL INVESTMENT INCOME	349,422

EXPENSES
Investment advisory fees	69,632
Administrative services fees	30,980
Custodian fees	22,106
Legal fees	10,670
Compliance officer fees	9,664
Audit fees	9,599
Transfer agent fees	8,128
Trustees’ fees and expenses	6,825
Printing and postage expenses	6,483
Insurance expense	2,730
Other expenses	2,743
TOTAL EXPENSES	179,560
Less: Fees waived and expenses reimbursed by the Adviser	(80,204)
NET EXPENSES	99,356

NET INVESTMENT INCOME	250,066

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments and foreign currency transactions	3,856,390
Net realized gain from redemptions in-kind	158,221
Net change in unrealized appreciation on investments and foreign currency translations	2,025,343
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	6,039,954

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,290,020

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2024	October 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$250,066	$740,015
Net realized gain (loss) from investments and foreign currency transactions	3,856,390	1,455,126
Net realized gain from redemptions in-kind	158,221	1,502,236
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,025,343	79,829
Net increase (decrease) in net assets resulting from operations	6,290,020	3,777,206

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(308,490)	(755,120)
Net decrease in net assets from distributions to shareholders	(308,490)	(755,120)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	44	74
Payments for shares redeemed	(1,292,342)	(10,252,062)
Net increase (decrease) in net assets from shares of beneficial interest	(1,292,298)	(10,251,988)

TOTAL DECREASE IN NET ASSETS	4,689,232	(7,229,902)

NET ASSETS
Beginning of Period/Year	26,762,804	33,992,706
End of Period/Year	$31,452,036	$26,762,804

SHARE ACTIVITY
Shares Sold	—	—
Shares Redeemed	(50,000)	(400,000)
Net increase from share activity	(50,000)	(400,000)

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods or Years Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31	October 31	October 31	October 31	October 31
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$24.33		$22.66	$27.56	$19.48	$22.88	$22.38
Activity from investment operations:
Net investment income (a)	0.24		0.51	0.56	0.48	0.52	0.58
Net realized and unrealized gain (loss) on investments (b)	5.67		1.68	(3.44)	8.13	(3.39)	0.44
Total gain (loss) from investment operations	5.91		2.19	(2.88)	8.61	(2.87)	1.02
Less distributions from:
Net investment income	(0.29)		(0.52)	(0.55)	(0.53)	(0.53)	(0.52)
Net realized gains	—		—	(1.47)	—	—	—
Total distributions	(0.29)		(0.52)	(2.02)	(0.53)	(0.53)	(0.52)
Net asset value, end of period/year	$29.95		$24.33	$22.66	$27.56	$19.48	$22.88
Market price, end of period/year	$30.10		$24.14	$22.70	$27.55	$19.62	22.81
Total return (c)(d)	24.41	% (k)	9.60%	(11.17)%	44.42%	(12.75)%	4.73	% (j)
Market price total return	26.02%		8.55%	(10.99)%	43.33%	(11.86)%	3.78%
Net assets, end of period/year (000s)	$31,452		$26,763	$33,993	$37,200	$15,581	$5,719
Ratio of gross expenses to average net assets (e)(f)	1.21	% (l)	1.11%	1.16%	1.59%	2.90%	4.29%
Ratio of net expenses to average net assets (f)(g)	0.67	% (l)	0.67%	0.67%	0.61%	0.47%	0.47%
Ratio of net investment income to average net assets (f)(h)	1.68	% (l)	2.06%	2.25%	1.85%	2.52%	2.65%
Portfolio Turnover Rate (i)	54	% (k)	82%	93%	105%	134%	116%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the Statement of Operations due to the share transactions for the period/year.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Does not include the expenses of other investments companies in which the Fund Invests.

(g)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(h)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(i)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(j)	During the year ended October 31, 2019, 0.17% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.56%.

(k)	Not annualized.

(l)	Annualized.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2024

(1)	ORGANIZATION

The Affinity World Leaders Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on January 16, 2018. The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the Thomson Reuters StarMine Affinity World Leaders Total Return Index (the “TRSAWL Index” or the “Index”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods approved by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange-traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange-Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$31,159,830	$—	$—	$31,159,830
Total	$31,159,830	$—	$—	$31,159,830

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex -dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 through October 31, 2023, or expected to be taken in the Fund’s October 31, 2024 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $15,963,869 and $16,148,206 respectively, for the Fund. For the six months ended April 30, 2024, cost of purchases and proceeds from sales for in-kind transactions, amounted to $0 and $1,256,883 respectively, for the Fund.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fees at an annual rate of 0.47% of its average daily net assets. For six months ended April 30, 2024, the Adviser earned $69,632 in investment management fees.

The Adviser has engaged Affinity Investment Advisors, LLC to serve as investment sub-adviser (“Sub-Adviser” or “Affinity”) to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2025, to ensure that total annual

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. The expense limit in effect prior to its expiration on February 28, 2021, was 0.47%. This Agreement may be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The Adviser and the Sub-Adviser have agreed that Affinity will reimburse all Fund expenses directly.

For the six months ended April 30, 2024, the Adviser waived fees and reimbursed expenses of the Fund in the amount of $80,204. The Adviser can recoup waived and reimbursed expenses of $201,860 until October 31, 2024, $174,842 until October 31, 2025, and $158,154 until until October 31, 2026, pursuant to the Agreement. For the six months ended April 30, 2024, the Adviser did not recoup any fees that had been reimbursed in previous years.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$1,800	0.20%	2.00%

*	As a percentage of the amount invested.

(6)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to authorized participant concentration risk, calculation methodology risk, currency risk, cybersecurity risk, equity risk, ETF structure risk, fluctuation of NAV risk, foreign (non – U.S.) investments risk, gap risk, geographic and sector risk, index risk, index tracking error risk, industry concentration risk, management risk, market capitalization risk, market events risk, market risk, portfolio turnover risk and volatility risk.

Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Index Risk : Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the TRSAWL Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the TRSAWL Index, even if that security generally is underperforming or the security’s issuer was in financial trouble, and the Fund will be negatively affected by general declines in the securities and asset classes represented in the TRSAWL Index. The Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the TRSAWL Index. The Index Provider relies on third party data it believes to be reliable in constructing the TRSAWL Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the TRSAWL Index. In addition, the performance of the Fund and the TRSAWL Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the TRSAWL Index. Also, the Fund may not be fully invested in the securities of the TRSAWL Index at all times, may deviate from the relative weightings of the TRSAWL Index, or may hold securities not included in the TRSAWL Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Foreign (Non-U.S.) Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Market Risk: Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnections of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,337,329 and differs from market value by net unrealized appreciation (depreciation) that consisted of:

Gross unrealized appreciation	$2,508,634
Gross unrealized depreciation	(1,286,434)
Net unrealized appreciation	$1,222,200

The tax character of fund distributions paid for the years ended October 31, 2023 and October 31, 2022:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2023	October 31, 2022
Ordinary Income	$755,120	$2,863,325
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$755,120	$2,863,325

As of October 31, 2023, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)*	(Accumulated Deficit)
$164,740	$—	$—	$(3,063,160)	$—	$1,218,789	$(1,679,631)

Affinity World Leaders Equity ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for passive foreign investment companies and C-Corporation return of capital distributions.

The unrealized appreciation in the table above includes unrealized foreign currency losses of $3,411.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$3,063,160	$—	$3,063,160	$1,394,734

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of adjustments related to transfers in kind, resulted in reclassification for the year ended October 31, 2023 as follows:

Paid In	Accumulated
Capital	Deficit
$1,504,061	$(1,504,061)

(8)	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Affinity World Leaders Equity ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

Approval of Advisory Agreement

Regents Park Funds, LLC and Affinity Investment Advisors, LLC for the Affinity World Leaders Equity ETF

At a meeting held on March 19–20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Affinity World Leaders Equity ETF (the “Fund” or “Affinity ETF”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”), the Adviser and the Trust, on behalf of Affinity ETF.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Affinity ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Affinity ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Affinity ETF as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Regents Park and Affinity. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser and the Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser and the Sub-Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Affinity World Leaders Equity ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s compliance resources and practices; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”) .

The Board noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the Trust’s CCO’s analysis that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund.

The Board considered Regents Park’s role as the investment adviser to the Affinity ETF and Regents Park’s retention of a sub-adviser to manage day-to-day investment decisions for the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund and noted that Regents Park provided overall management and oversight of the Fund’s operations and expenses, competitor analysis, and compliance and operational support and operated a Sub-Adviser Oversight Committee to monitor the Sub-Adviser of the Fund, among other services provided to the Fund. The Board considered that Regents Park received daily reports from the Sub-Adviser in connection with Regents Park’s oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Funds and of other funds in the Trust advised by Regents Park, as well as any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that the management of Regents Park had the skills, experience, and sophistication necessary to effectively oversee the Sub-Adviser and that Regents Park had

Affinity World Leaders Equity ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality, and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Affinity related to the Sub-Advisory Agreement with respect to the Affinity ETF, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Affinity ETF and their background and experience; a summary of the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record of the Affinity ETF and the fees and expenses of the Affinity ETF as compared to other mutual funds with similar investment strategies, as applicable.

The Board noted that the information received from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act included evaluations of the regulatory compliance systems of the Sub-Adviser. The Board noted the Trust’s CCO’s analysis that the Sub-Adviser’s compliance, risk management, and associated policies appeared to be operating effectively and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. In considering the nature, extent, and quality of the services provided by Affinity in its capacity as a sub-adviser, the Board considered Affinity’s and its investment personnel’s history and level of experience in advising other registered investment companies. The Board concluded that Affinity had sufficient quality and depth of personnel, resources, investment methodologies, and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Affinity ETF and that the nature, overall quality and extent of the services provided by Affinity were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the funds in its Peer Group. The Board also received discount/premium information with respect to, as well as tracking error information for, the Affinity ETF.

Affinity World Leaders Equity ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

The Board took into account management’s discussion of the performance of the Affinity ETF, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

The Board noted that Affinity is responsible for the day-to-day management of the Fund’s investment portfolio. The Board considered, among other data, the performance of the Fund for the one-year, three-year, five-year, and since inception periods ended December 31, 2023 as compared to the Fund’s benchmark index, Peer Group, and Morningstar category. The Board considered that the Fund outperformed the median of its Peer Group for the one-year and three-year periods and underperformed the same for the five-year and since inception periods and that it outperformed the median of its Morningstar category for the three-year period and underperformed the same for the one-year, five-year, and since inceptions periods. The Board also considered that the Fund underperformed the benchmark index for the one-year, three-year, five-year, and since inception periods. The Board took into Regents Park’s discussion of the Fund’s performance and concluded that the overall performance of the Fund was satisfactory.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other data, a comparison the Fund’s advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to each Fund.

The Board noted that the Fund’s contractual advisory fee was above the median of the Peer Group and Morningstar category, but not the highest among the Peer Group or Morningstar category. The Board also noted that the Fund’s net total expenses were above the median of its Peer Group and Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Affinity ETF may invest, or extraordinary expenses such as litigation) to 0.67% of the Affinity ETF’s average net assets. The Board also noted the small asset size of the Affinity ETF relative to the funds in its Peer Group and the impact of Affinity ETF’s current asset levels on relative expenses.

With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board took into account the amount of the advisory fee to be retained by Regents Park and the services to be provided with respect to the Fund by the Adviser and the Sub-Adviser. In considering the level of the Fund’s advisory and sub-advisory fee, the Board also took into account the fees charged by the Adviser and Sub-Adviser to other accounts managed with a similar investment strategy, if any, noting that differences were attributable to the

Affinity World Leaders Equity ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

differences in the management of these different kinds of accounts and also noted any reimbursement of Fund expenses by the Sub-Adviser.

Based on the factors above, the Board concluded that the advisory fee and sub-advisory fee of the Fund was not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park, Affinity, and their respective affiliates with respect to the Fund, as applicable, and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Affinity based on the Fund’s asset levels and considered the total profits of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund. The Board concluded that each of Regents Park and Affinity’s profitability, if any, from its respective relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Affinity would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory and sub-advisory fees did not currently have breakpoints with respect to the Fund. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board considered the profitability analyses provided by the Adviser and Sub-Adviser and noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits . The Board also considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Affinity from its respective relationship with the Fund. The Board considered that neither of Regents Park or Affinity believed it would receive any direct, indirect or ancillary material “fall -out” benefits from its relationship with the Fund, other than certain reputational benefits that may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Affinity as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

Affinity World Leaders Equity ETF
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Affinity World Leaders ETF
EXPENSE EXAMPLES (Unaudited)
April 30, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $ 1,000 invested at the beginning of the six-month period and held for the entire six-month period from November 1, 2023 to April 30, 2024 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	11/1/23	4/30/24	11/1/23-4/30/24*	11/1/23-4/30/24
	$1,000.00	$1,244.10	$3.73	0.67%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	11/1/23	4/30/24	11/1/23-4/30/24*	11/1/23-4/30/24
	$1,000.00	$1,021.54	$3.36	0.67%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
19900 MacArthur Blvd., Suite 655
Newport Beach, CA 92612

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45245

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AF-SAR24

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 6/28/2024

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 6/28/2024